Equity and Non-current Liabilities (Details)		6 Months Ended	12 Months Ended
	Nov. 23, 2016 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 16, 2016 shares
Common Stock and Preferred Stock [Abstract]
Current liability | $		$ 0	$ 147,447,619
Transaction Costs [Abstract]
Fees | $		6,193	0
Offering expenses | $		3,555,329	0
Fee and commission expense | $		3,561,521	0
Underwriting fees | $		$ 3,034,620	0
Top of Range [Member]
Common Stock and Preferred Stock [Abstract]
Redeem its public shares to its net tangible assets | $			$ 5,000,001
Preference Shares [Member]
Common Stock and Preferred Stock [Abstract]
Stock, authorized (in shares)			50,000,000
Stock, par value (in dollars per share) | $ / shares			$ 0.0001
Number of shares issued (in shares)		0	0
Stock, outstanding (in shares)		0	0
Common Stock [Member]
Common Stock and Preferred Stock [Abstract]
Stock, authorized (in shares)			500,000,000
Number of shares subject to redemption (in shares)			14,744,762
Redemption value (in dollars per share) | $ / shares			$ 10.00
Current liability | $			$ 147,447,619
Decrease to common stock subject to possible redemption compare to prior year | $			$ 382,605
Class B Common Shares [Member]
Common Stock and Preferred Stock [Abstract]
Stock, authorized (in shares)			100,000,000
Stock, par value (in dollars per share) | $ / shares			$ 0.0001
Number of shares issued (in shares)		4,312,500	3,793,275
Stock, outstanding (in shares)		4,312,500	3,793,275
Class A Common Shares [Member]
Common Stock and Preferred Stock [Abstract]
Stock, authorized (in shares)			400,000,000
Number of shares issued (in shares)		15,173,100	15,173,100
Stock, outstanding (in shares)		15,173,100	15,173,100
Conversion ratio			1
Initial Public Offering [Member]
Transaction Costs [Abstract]
Offering expenses | $	$ 2,000,000
Number of units issued (in shares)	15,000,000
Underwriting fees | $	$ 3,000,000
Over-Allotment [Member]
Transaction Costs [Abstract]
Number of units issued (in shares)				173,100
Over-Allotment [Member] | Top of Range [Member]
Transaction Costs [Abstract]
Number of units issued (in shares)	2,250,000